OTHER OPERATING REVENUES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER OPERATING REVENUES
Sale of materials and others	¥ 59,990	¥ 54,986	¥ 57,321
Rental income	1,394	1,084	1,165
Other operating revenues	¥ 61,384	¥ 56,070	¥ 58,486